Related Party Transactions - Schedule of Amounts Due to and from Related Parties (Parenthetical) (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction Due From To Related Party [Line Items]
Due to related parties, amounts owing on power purchases	227	230
IESO [Member]
Related Party Transaction Due From To Related Party [Line Items]
Due to related parties, amounts owing on power purchases	214	217